Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	amf
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	amf_SupplementTextBlock	ASSET MANAGEMENT FUND (The “Trust”) AMF Large Cap Equity Fund SUPPLEMENT DATED NOVEMBER 19, 2015 TO PROSPECTUS DATED MARCH 1, 2015
Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IICAX
Supplement [Text Block]	amf_SupplementTextBlock

The first paragraph under “Principal Investment Strategies” on page 3 of the prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in equity securities of U.S. based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Shay Assets Management, Inc. (the “Adviser”). The Adviser looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. The Adviser uses models that quantify and rank the numeric financial variables and blend this analysis with fundamental reviews from investment analysts. This blending of quantitative and fundamental analysis allows the Adviser to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts for investment variables which may not be observable from a company’s financial information.

The Adviser has licensed investment models, analytics and other tools from System Two Advisers (“S2”) for use in managing the Fund. The Adviser, not the Fund, is responsible for paying the licensing fees to S2.